Pension and Other Postretirement Benefit Plans Pension Plan, Reconciliation of Changes in PBO and Fair Value of Plan Assets (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 02, 2015	Jan. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Postretirement Health Coverage
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Unfunded status at beginning of year				$ (14,903)	$ (23,291)	$ (23,291)	$ (33,109)
Projected benefit obligation at beginning of year				14,903	23,291	23,291	40,892
Service cost	$ 3		$ 3	7	6	12	80	$ 274
Interest cost	121		224	242	448	745	1,076	1,871
Settlement						0	(15,149)
Plan amendments						(5,561)	0
Actuarial gain						237	308
Actuarial loss (gain)		$ 1,447				(2,245)	(957)
Benefits paid						(1,576)	(2,012)
Conversion to multi-employer						0	(947)
Projected benefit obligation at end of year						14,903	23,291	40,892
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year				0	0	0	7,783
Actual return on plan assets						0	1
Company contribution	295			520		1,576	1,620
Business combinations						0	251
Divestitures						0	(7,604)
Conversion to multi-employer						0	(39)
Fair value of plan assets at end of year						0	0	7,783
Unfunded status at end of year						(14,903)	(23,291)	(33,109)
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Unfunded status at beginning of year				(10,627)	(1,591)	(1,591)	(32,375)
Projected benefit obligation at beginning of year				65,770	58,566	58,566	169,412
Service cost						0	796	4,848
Interest cost	$ 637		$ 659	1,273	1,317	2,626	4,004	7,307
Plan participants’ contributions						0	325
Settlement		797				(2,897)	0
Plan amendments		(7,894)
Actuarial loss (gain)		$ 7,506				9,781	(5,671)
Benefits paid						(2,306)	(4,285)
Divestitures						0	(106,015)
Projected benefit obligation at end of year						65,770	58,566	169,412
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year				$ 55,143	$ 56,975	56,975	137,037
Actual return on plan assets						3,371	9,825
Settlement						(2,897)	0
Divestitures						0	(85,927)
Fair value of plan assets at end of year						55,143	56,975	137,037
Unfunded status at end of year						$ (10,627)	$ (1,591)	$ (32,375)